Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Subsidiaries in Consolidation
United’s subsidiaries included in these unaudited interim condensed consolidated financial statements as of June 30, 2025:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
United Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	July 6, 2022	June 10, 2025
Epanastasea Maritime Co. (1)	Marshall Islands	Epanastasea	September 2, 2022	August 10, 2023
Parosea Shipping Co. (4)	Marshall Islands	Parosea	August 10, 2022	November 8, 2022
Bluesea Shipping Co. (4)	Marshall Islands	Bluesea	August 12, 2022	December 1, 2022
Minoansea Maritime Co. (1)	Marshall Islands	Minoansea	August 30, 2022	December 22, 2022
Good Maritime Co. (1)(3)	Liberia	Goodship	February 10, 2023	December 5, 2023
Traders Maritime Co. (1)(3)	Marshall Islands	Tradership	February 28, 2023	December 5, 2023
Chrisea Maritime Co. (1)	Marshall Islands	Chrisea	February 21, 2023	N/A
Oasea Maritime Co. (1)(3)	Marshall Islands	Oasea	March 27, 2023	July 19, 2024
Cretansea Maritime Co. (1)(3)	Marshall Islands	Cretansea	April 26, 2023	April 26, 2023
Synthesea Maritime Co. (1)(3)	Liberia	Synthesea	August 1, 2023	August 1, 2024
Exelixsea Maritime Co. (1)(3)	Marshall Islands	Exelixsea	August 29, 2023	March 27, 2024
Nisea Maritime Co. (1)(3)	Liberia	Nisea	September 10, 2024	N/A
RGI Marine Holdings AS (5)	Norway	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management company
(3)	Bareboat charterers
(4)	Dissolved companies within 2024
(5)	Majority owned subsidiary (Note 9)